Regulatory Requirements	12 Months Ended
Dec. 31, 2022
Regulatory Requirements [Abstract]
Regulatory Requirements

Note 18 — Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission, the Insurance Authority (Hong Kong), Monetary Authority of Singapore, and the Cayman Islands Monetary Authority (CIMA) that the Company’s subsidiaries were required to maintain as of December 31, 2022 and the actual amounts of capital that were maintained.

Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$384,892	$1,152,970	$768,078	300%
Lion Futures Limited	384,892	1,407,515	1,022,623	366%
Lion Asset Management Limited	12,830	73,835	61,005	575%
BC Wealth Management Limited	38,489	307,610	269,121	799%
Lion International Financial (Singapore) Pte. Ltd.	744,313	856,642	112,329	115%
Lion Broker Limited (Cayman)	4,259,858	13,572,706	9,312,849	319%
Total	$5,825,274	$17,371,279	$11,546,005	298%